INCOME TAXES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Effect of different tax rates of subsidiaries operating in other jurisdictions	25.00%	25.00%	25.00%	25.00%
Foreign invested enterprise tax withholding rate	10.00%	10.00%
Minimum threshold percentage of equity interest in PRC will be entitled to reduced withholding tax rate	25.00%	25.00%
Reduced withholding tax rate for qualified tax residents	5.00%	5.00%
Increase (Decrease) in income tax expenses		¥ 1,453
Taxable income from RMB1 million to RMB3 million
INCOME TAXES
Preferential tax rate (as a percent)	25.00%	25.00%
Zhuoyue
INCOME TAXES
Waiver of net receivables		¥ 5,147
Increase (Decrease) in income tax expenses		¥ 1,287
Yirendai HK | HONG KONG | Assessable profits up to HK$2
INCOME TAXES
Foreign corporate income tax rate	8.25%	8.25%
Base Assessable Profits | $	$ 2
Yirendai HK | HONG KONG | Assessable profits over HK$2
INCOME TAXES
Foreign corporate income tax rate	16.50%	16.50%
Base Assessable Profits | $	$ 2
YouRace Hengchuang
INCOME TAXES
Period of full exemption from income tax	2 years	2 years
Reduction in preferential tax rate during subsequent three years (as a percent)	50.00%	50.00%
Period of 50% reduction to income tax rate	3 years	3 years
Preferential tax rate (as a percent)	15.00%	15.00%
Heng Yu Da | Taxable income not exceed RMB1 million
INCOME TAXES
Preferential tax rate (as a percent)	15.00%	15.00%
Yiding Technology [Member]
INCOME TAXES
Effect of different tax rates of subsidiaries operating in other jurisdictions	20.00%	20.00%
Yi Ren Heng Sheng
INCOME TAXES
Period of full exemption from income tax	2 years	2 years
Reduction in preferential tax rate during subsequent three years (as a percent)	50.00%	50.00%
Period of 50% reduction to income tax rate	3 years	3 years